Other Assets and Other Liabilities - Components of Other Assets (Detail) - Deutsche Bank AG - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Brokerage and securities related receivables
Cash/margin receivables		€ 46,634	€ 42,179
Receivables from prime brokerage		6	5
Pending securities transactions past settlement date		2,116	979
Receivables from unsettled regular way trades		56,668	17,527
Total brokerage and securities related receivables		105,424	60,690
Debt Securities held to collect		40,275	21,643
Accrued interest receivable		4,542	4,575
Assets held for sale		35	31
Assets related to insurance business		111	133
Other		16,772	14,106
Total other assets	[1]	€ 167,160	€ 101,178

[1]	Includes non-current assets and disposal groups held for sale.